SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 9) (Core Deposits [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Core Deposits [Member]
Gross Carrying Amount	$ 918	$ 918
Accumulated Amortization	918	831
Finite-Lived Intangible Assets, Net	$ 0	$ 87